Contract Liabilities	12 Months Ended
Jun. 30, 2023
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

9. CONTRACT LIABILITIES

As of June 30, 2022 and 2023, the Company had total contract liabilities of $1,672,051 and $988,556, respectively. These liabilities are advance deposits received from customers after an order has been placed. The balance of $1,672,051 as of June 30, 2022 was recognized as revenue during 2023. As of June 30 2023, the Company expects all of the contract liabilities to be settled in less than one year. The decrease in balance at June 30, 2023 was due to less orders on hand on that date.